Fair Value Measurement (Reconciliation of Level 3 Liabilities) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of beginning and ending Level 3 financial liability balance
Payments for Repurchase of Preferred Stock and Preference Stock		$ (293,000)	$ 0	$ (293,000)	$ (293,000)
Level 3
Reconciliation of beginning and ending Level 3 financial liability balance
Balance, beginning of period	$ 335,979	546,858	263,317	0	0	$ 4,913	$ 6,842
Contingent purchase obligation recorded on the opening balance sheet							4,114
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances	0	0	34,999	537,930	537,930
Payment of contingent purchase obligations						(2,455)	(3,317)
Payments for Repurchase of Preferred Stock and Preference Stock	0	(293,000)	0	(293,000)	(293,000)
Interest expense							205
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	32,788	1,788	70,451	10,716	18,387
Adjustment to contingent purchase obligation						(2,458)	(2,931)
Balance, end of period	$ 368,767	$ 255,646	$ 368,767	$ 255,646	$ 263,317	$ 0	$ 4,913